Inventory (Tables)	12 Months Ended
Sep. 30, 2016
Inventory (Tables):
Schedule of components of inventory

The following table provides the components of inventory as of September 30, 2016 and 2015:

	September 30,
	2016	2015

Mineralized material stockpile	$87,840	$52,279
Concentrate	146,738	—
Iron ore	17,888	—
Total	$252,466	$52,279